Consolidated Statements of Stockholders' Deficit - USD ($) shares in Thousands, $ in Thousands	Total	Share capital	Additional paid-in capital	Other comprehensive income (loss)	Deficit
Balance at Dec. 31, 2016	$ 19,489	$ 179,299	$ 20,863	$ (7,061)	$ (173,612)
Balance (in shares) at Dec. 31, 2016		153,045
Net loss for the period	(2,054)	$ 0	0	0	(2,054)
Foreign currency translation	(2,505)	0	0	(2,505)	0
Stock-based compensation	191	0	191	0	0
Transfer of net assets to Mason	(44,214)	(44,214)	0	14,772	(14,772)
Issuance of share capital – inducement bonus shares	37	$ 37	0	0	0
Issuance of share capital – inducement bonus shares (in shares)		100
Issuance of share capital – private placement	5,048	$ 3,919	1,129	0	0
Issuance of share capital – private placement (in shares)		18,529
Issuance of share capital – stock options	199	$ 648	(449)	0	0
Issuance of share capital – stock options (in shares)		1,899
Balance at Sep. 30, 2017	(23,809)	$ 139,689	21,734	5,206	(190,438)
Balance (in shares) at Sep. 30, 2017		173,573
Balance at Dec. 31, 2017	(24,489)	$ 139,689	22,175	5,230	(191,583)
Balance (in shares) at Dec. 31, 2017		173,574
Net loss for the period	(1,245)	$ 0	0	0	(1,245)
Foreign currency translation	796	0	0	796	0
Stock-based compensation	53	0	53	0	0
Issuance of share capital – stock options	133	$ 549	(416)	0	0
Issuance of share capital – stock options (in shares)		905
Balance at Sep. 30, 2018	$ (24,752)	$ 140,238	$ 21,812	$ 6,026	$ (192,828)
Balance (in shares) at Sep. 30, 2018		174,479